Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Non-related parties	¥ 9,333,490	$ 1,440,843	¥ 12,583,775	¥ 12,693,841
Related parties	632,296	97,610	343,602	724,252
Total net revenues	9,965,786	1,538,453	12,927,377	13,418,093
Cost of revenues	8,778,456	1,355,161	10,689,132	11,959,239
Gross profit	1,187,330	183,292	2,238,245	1,458,854
Operating expenses
Selling expenses	854,315	131,884	1,095,145	1,064,263
General and administrative expenses	523,150	80,760	615,131	741,168
Research and development expenses	396,991	61,285	573,792	288,558
Provision for doubtful accounts receivable	404,345	62,420	169,371	3,065
Disposal gain from long-lived assets and land use right in relation to a subsidiary	(1,167,317)	(180,203)	0	0
Impairment of long-lived assets	3,804,116	587,254	0	0
Provision for reserve for inventory purchase commitments	77,705	11,996	0	393,048
Provision for prepayments in relation to inventory purchase commitments	522,050	80,591	0	87,134
Total operating expenses	5,415,355	835,987	2,453,439	2,577,236
Loss from operations	(4,228,025)	(652,695)	(215,194)	(1,118,382)
Other income (expense)
Equity in income/(loss) of affiliates, net	(829)	(128)	2,245	1,197
Interest expense	(977,176)	(150,850)	(1,015,871)	(971,597)
Interest income	22,632	3,494	35,026	31,372
Foreign currency exchange losses	(132,709)	(20,487)	(243,386)	(32,230)
Other income	148,462	22,919	125,568	65,767
Loss before income taxes	(5,167,645)	(797,747)	(1,311,612)	(2,023,873)
Income tax expense	(731,191)	(112,876)	(89,723)	(31,025)
Net loss	(5,898,836)	(910,623)	(1,401,335)	(2,054,898)
Less: Loss attributable to the non-controlling interests	298,310	46,051	101,526	110,473
Net loss attributable to Yingli Green Energy	(5,600,526)	(864,572)	(1,299,809)	(1,944,425)
Net loss	(5,898,836)	(910,623)	(1,401,335)	(2,054,898)
Foreign currency exchange translation adjustment, net of nil tax	(121,215)	(18,712)	23,040	49,089
Cash flow hedging derivatives, net of nil tax	(749)	(116)	(273)	(1,070)
Total comprehensive loss	(6,020,800)	(929,451)	(1,378,568)	(2,006,879)
Less: Comprehensive loss attributable to the non-controlling interest	(288,189)	(44,488)	(100,980)	(114,959)
Comprehensive loss attributable to Yingli Green Energy	¥ (5,732,611)	$ (884,963)	¥ (1,277,588)	¥ (1,891,920)
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (30.81)	$ (4.76)	¥ (7.49)	¥ (12.41)
Weighted average number of shares outstanding	181,763,770	181,763,770	173,613,085	156,619,791
American Depository Shares [Member]
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (308.12)	$ (47.57)	¥ (74.87)	¥ (124.15)
Weighted average number of shares outstanding	18,176,377	18,176,377	17,361,309	15,661,979